RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value	$ 3,438,540,118	$ 2,677,886,106
Company stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	4,121,315	4,663,239
Fair value	$ 705,486,659	$ 336,825,779